Earnings Per Share (Tables)	6 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share	Earnings per share consist of the following:
	For the 6 months ended September 30, 2023	As of March 31, 2023
	(US$)	(US$)
Loss for the year available to common shareholders	$(1,281,940)	$(1,635,837)
Weighted average number of common shares	646,012	613,479
Par value	$0.01	$0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	$(1.98)	$(2.67)
Diluted earnings/(loss) per common share	$(1.98)	$(2.67)